SUPPLEMENT NO. 1 dated December 20, 2001
--------------------------------------------------------------------------------

TO    PROSPECTUS dated March 1, 2001
FOR   STATE STREET RESEARCH INTERNATIONAL EQUITY FUND
      A SERIES OF STATE STREET RESEARCH FINANCIAL TRUST

AND

      SUPPLEMENT NO. 1 dated December 20, 2001

TO    PROSPECTUS dated October 1, 2001
FOR   STATE STREET RESEARCH CONCENTRATED INTERNATIONAL FUND
      A SERIES OF STATE STREET RESEARCH GROWTH TRUST

INVESTMENT MANAGEMENT

INTERNATIONAL EQUITY FUND
-------------------------

Under the above caption on page 8 of the prospectus for the above-referenced fund, the third paragraph is revised in its entirety to read as follows:

"Eleanor Marsh has been responsible for the fund's day-to-day portfolio management since December 2001. Ms. Marsh leads the investment manager's International Equity Team, which provides assistance in the management of the fund. A vice president, Ms. Marsh joined the firm in 2000 and has worked as an investment professional since 1987. During the past five years, she has also held portfolio management and analyst positions at Evergreen Investment Management Company."

CONCENTRATED INTERNATIONAL FUND
-------------------------------
Under the above caption on page 6 of the prospectus for the above-referenced fund, the first paragraph is revised in its entirety to read as follows:

"Eleanor Marsh has been responsible for the fund's day-to-day portfolio management since December 2001. Ms. Marsh leads the investment manager's International Equity Team, which provides assistance in the management of the fund. A vice president, Ms. Marsh joined the firm in 2000 and has worked as an investment professional since 1987. During the past five years, she has also held portfolio management and analyst positions at Evergreen Investment Management Company."


[LOGO]STATE STREET RESEARCH
                                                                   SSR-5080-1201
                                                 Control Number: (exp1002)SSR-LD